PROPERTY, PLANT AND EQUIPMENT, NET (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	$ 97,922	$ 86,237
Less: Accumulated depreciation	54,499	55,775
Depreciated cost	43,423	30,462
Depreciation expenses	3,500	4,718	$ 3,960
Impairment charges	1,800
Restructuring expense	1,715	1,755	$ 0
Land and Buildings [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	17,130	18,031
Machinery and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	75,518	63,875
Motor Vehicles [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	302	302
Office Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,362	1,906
Software [Member]
Property, Plant and Equipment [Line Items]
Total property and equipment, gross	2,610	$ 2,123
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Acceleration of amortization	1,200
Impairment charges	1,800
OEM [Member]
Property, Plant and Equipment [Line Items]
Restructuring expense	$ 600